GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 13,094	$ 13,011
Revaluation (foreign currency exchange differences)	107	83
Acquisition of Hayes	4,547
Goodwill, end of year	$ 17,748	$ 13,094